Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Technical know-how Minimum	Dec. 31, 2012 Technical know-how Maximum	Dec. 31, 2012 Customer relationships Minimum	Dec. 31, 2012 Customer relationships Maximum	Dec. 31, 2012 Order backlog Minimum	Dec. 31, 2012 Order backlog Maximum	Dec. 31, 2012 Short-term supply agreements	Dec. 31, 2012 Long-term supply agreements Minimum	Dec. 31, 2012 Long-term supply agreements Maximum	Dec. 31, 2012 Land use rights Minimum	Dec. 31, 2012 Land use rights Maximum
Goodwill and Other Intangible Assets
Estimated useful lives					5 years 6 months	6 years	5 years 6 months	6 years	1 year	1 year 6 months	6 months	5 years	10 years	45 years	50 years
Impairment of Long-Lived Assets
Impairment of long-lived assets	$ 32,182	200,497	2,275,024
Impairment loss of goodwill			273,382
Government grant
Government grants related to the construction of the solar power plants received	34,346	213,976	125,599	102,480
Grants Amortized	2,108	13,130	9,484
Equity Investments
Impairment loss on equity investment			8,720
Statutory Reserves
Percentage appropriation to general reserve fund required	10.00%	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%	50.00%
Appropriation to general reserve fund	$ 74,096	461,623	405,512